Commitments and Contingencies	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and contingencies
32	Commitments and contingencies

Contingencies

(A) Claims filed by customers and third-parties not acknowledged as liability amounted to $4,075,587 and $4,565,949 as at December 31, 2024 and March 31, 2024, respectively. The claims made by the customers against the Company includes claims that have been made for amounts charged to customers by the Company as damages for improper use of vehicles and/or physical damages made to vehicles during an active trip ; or claims made by customers for unavailability of the booked vehicle or for any mechanical default in the booked vehicle ; or claims against any similar issue faced by either the host or the customer. Under the erstwhile business model of the Company , the Company had procured third-party insurance policies for fleet under its management which indemnifies against personal death and/or injuries suffered either by the customer or third-parties during the use of its vehicles. Based on the insurance coverage, the Company is confident that liability, if any, arising from the claims under the previous business model will be covered by the insurance. Further, under the current business model of the Company, wherein the Company acts only as a facilitator, any issues arising from breach of any terms including improper use of vehicles and/or physical damages made to the vehicles or any mechanical issues in the vehicle will be the responsibility of either the host or the customer. While uncertainties are inherent in the final outcome of these matters, the Company believes that the disposition of these proceedings will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

(B) The Company has received various orders and show cause notices from Indian indirect tax authorities relating to disputes on input tax credits, service tax liabilities, GST dues, and taxability of car rental revenue for periods between 2014 and 2023, totaling $15,934,836 (March 31, 2024: $7,984,418). These disputes include disallowance of input credits, service tax liabilities on booking fees and penalty charges, disputes on goods and service tax input availed, and GST demands on gross booking value. The Company has taken necessary steps, including filing appeals, submissions, and deposits, and is awaiting further communication from the authorities. In relation to the GST demands on gross booking value, the Company has filed a writ petition with various authorities challenging the order. Based on the submissions provided and documents available, management believes that no significant outflow is expected, and therefore, no provision has been recorded as of December 31, 2024, and March 31, 2024.

(C) In February 2023, a former employee of Zoomcar India instituted a suit before the City Civil and Sessions Judge at Mayo Hall, Bengaluru against Zoomcar India, Zoomcar, Inc. and Zoomcar Holdings, Inc. (formerly IOAC) challenging his termination, claiming damages amounting to $396,457 and claiming that 100,000 options to purchase shares of Zoomcar, Inc. have vested. On March 3, 2023, the City Civil and Sessions Judge at Mayo Hall, Bengaluru, issued an interim injunction to restrain each of Zoomcar, Inc. and Zoomcar Holdings, Inc. from “alienating or dealing” the 100,000 shares of Zoomcar, Inc. claimed by the former employee while the suit is pending. Zoomcar believes that such claims are baseless and is attempting to have the interim order vacated. In addition, Zoomcar India filed an application in the former employee’s suit, seeking that Zoomcar Holdings, Inc. be deleted from the array of parties in the suit.

(D) On January 30, 2024, the Company received a statement of arbitration claims involving warrant holders seeking damages of at least $10,000,000 purportedly arising from the alleged breaches of certain agreements between the Company and warrant holders. Additionally, the Claim requests additional amounts for attorneys’ fees and costs, as well as an order of rescission regarding the issuance of certain allegedly wrongfully dilutive shares of the Company’s stock issued in connection with the business combination or, alternatively, an order mandating a purportedly anti-dilutive issuance of additional shares of Zoomcar common stock to the warrant holders. The Court denied the temporary injunctive relief and passed an order to prevent issuance of securities to insiders and allowing Claimants to attach Company’s assets up to $3,500,000 if, and only if, located in New York. No further action has been taken as JAMS arbitration panel is yet to be appointed. The claimants have filed a case in New York County Supreme Court for seeking relief in aid of the arbitration claim to secure potential recovery. On June 18, 2024, the parties agreed to defer all further action with respect to the arbitration and associated litigation until June 18, 2025. Zoomcar is examining its legal options with respect to the Claim and the Court action. The Company believes that the claims are baseless and there was no breach of agreements as alleged.

(E) The Company received a notice from Nasdaq on November 6, 2024 stating that the Company has still not regained compliance with the Rule 5450 (b)(2)(A). Accordingly, its securities will be delisted from The Nasdaq Global Market. In that regard, unless the Company requests an appeal of Staff’s determination to a Hearings Panel, pursuant to the procedures set forth in the Nasdaq Listing Rule 5800 Series, trading of the Company’s common stock and warrants will be suspended at the opening of business on November 15, 2024 and the Company’s securities will be removed from listing and registration on The Nasdaq Stock Market. Furthermore, on October 29, 2024, the Staff notified the Company that it did not comply with Listing Rule 5450(b)(1)(B), which requires that the Company’s ordinary shares maintain a minimum of 1,100,000 publicly held shares for continued listing. This matter serves as a separate and additional basis for delisting.

As of date the Company has regained compliance with the minimum 1.1 million publicly held shares requirement in Listing Rule 5450(b)(1)(B).

The Company requested a hearing before a Nasdaq Hearings Panel seeking an extension to comply with the requirements of Rule 5450(b)(2)(A). The Panel has granted an extension to comply with the requirements of the said rule until March 31, 2025. (Refer to Note 33).

(F) On November 1, 2024, Gregory Moran, a former employee of Zoomcar India, has filed a case with the Superior Court, Delaware, challenging his termination without a cause or a sufficient notice, claiming $100,000 payment that was agreed to be paid on the 6 month anniversary of the effective date of closing of the SPAC transaction along with a 8% fully diluted equity interest in Zoomcar Holdings, Inc., non-payment of “vacation” valued at approximately $30,000, leave encashment of approximately $42,000, $96,000 entitled to him for severance pay and gratuity as per India’s Payment of Gratuity Act, 1972. Additionally, he has claimed 210,520 stock units already existing, fully vested. The Company filed a motion to dismiss the matter on November 27, 2024. On January 7, 2025, the Company subsequently filed the opening brief in support of the motion to dismiss filed on November 27, 2024.

(G) On November 7, 2024, the Company received a notice from ACM Zoomcar Convert LLC (“ACM”) regarding a breach of obligations under the Unsecured Convertible Note executed on December 28, 2023. The Company had defaulted on its payment obligations to ACM on June 25, 2024, resulting in the entire outstanding amount becoming payable on demand. ACM has initiated litigation with the Court to recover the principal amount of $5,656,087, unpaid interest of $341,746, and interest at the contractual rate until the date of judgment. The Company has filed an opposition to the claim and is currently awaiting the Court’s decision.

(H) Zoomcar Holdings, Inc. files tax returns in the U.S. federal, various state, and foreign jurisdictions. In the normal course of business, the Company is subject to examination by tax authorities. Our major tax jurisdiction is in India. The Indian tax authority is currently examining our 2016 through 2022 tax returns.

As at December 31, 2024, tax returns for years ended March 31, 2020 and onward remain subject to examination by tax authorities in India. There are other ongoing audits in various other jurisdictions that are not material to our financial statements.

The Company received an order for fiscal year 2015-16 in relation to non-deduction of tax deducted at source withholding taxes on certain payments to resident payees/service providers amounting to $125,660 (March 31, 2024: $129,027). Penalty of $125,660 has been claimed but the proceedings are kept under abeyance until the above order is disposed off.

The Company has filed appeals against the above orders before higher authority.

The Company has not recognized any uncertain tax position as at December 31, 2024 and March 31, 2024, respectively. The Company believes these orders are unlikely to be sustained at the higher appellate authorities.

(I) The Company entered into a placement agent agreement with Aegis Capital Corp. (‘Aegis’) dated November 5, 2024 wherein Aegis will act as the placement agent in connection with the November 2024 and December 2024 offering. Along with a cash fee payable and warrants issuable to Aegis as a placement agent commission, Aegis is also entitled to a fee of 5% of the gross proceeds from cash exercise of any Series A warrants issued in the November 2024 and December 2024 offering, payable upon exercise.

The Company has not recognized a provision for such fee payable in the books as the Company believes that the exercise of warrants is not probable as of December 31, 2024. The Company will record the fee in the books in the period in which the warrants will be exercised.

36	Commitments and Contingencies

Contingencies

(A) Claims filed against the Company by customers and third-parties not acknowledged as liability amounted to $4,565,949 and $4,639,473 as at March 31, 2024 and March 31, 2023, respectively. These claims have been made for personal injuries (customer and/or third parties) and amounts charged to customers by the Company as damages for improper use of vehicles and/or physical damages made to vehicles during an active trip. The Company has procured third- party insurance policies for fleet under its management which indemnifies against personal death and/or injuries suffered either by the customer or third- parties during the use of its vehicles. Based on the insurance coverage, the Company is confident that liability, if any, arising from these claims will be covered by the insurance. While uncertainties are inherent in the final outcome of these matters, the Company believes, that the disposition of these proceedings will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

(B) The Company has received various orders from time to time from Indian indirect tax authorities.

The Company has received an order disallowing input credit taken on certain vehicles purchased for the period from July 2017 to July 2019 amounting to $548,635 (March 31, 2023: $440,703). The Company has made a deposit of $130,238 against this litigation.

The Company received a show cause notice for service tax liability on booking fees and penalty charges collected for the period October 2014 to July 2017 amounting to $4,438,067 (March 31, 2023: $4,504,751).

The Company has filed an appeal against the above orders before higher authority.

The Company has received demand notice for $34,199 from Indian indirect tax authorities for the period April 2017 to September 2017 due to disallowance input tax credit.

The Company has received show cause notice from Indian indirect tax authorities disputing the goods and service tax input availed and the rate of input availed amounting to $1,054,875 (March 31, 2023: $450,477).

The Company has filed submissions and is awaiting further communication on the matter.

The Company has received a show cause notice for $1,908,642 from Indian indirect tax authorities for the period April 2017 to March 2020 due to disallowance of input tax credit.

The Company is in process of responding to the show cause notice.

Based on the submissions provided to the authorities and documents available, the Company is confident that no outflow is expected. Hence the Company has not recorded any provision as at March 31, 2024 and March 31, 2023 for the above matters.

(C) As at March 31, 2024, there are 6,815 bookings in progress. The Company bears the risk of loss or damage to the host vehicle with respect to such bookings. The Company makes certain assumptions based on currently available information to estimate the trip protection reserves. A number of factors can affect the actual cost of a claim, including the length of time the claim remains open and the results of any related litigation. Furthermore, claims may emerge in future years for events that occurred in a prior year at a rate that differs from previous projections.

(D) In February 2023, a former employee of Zoomcar India instituted a suit before the City Civil and Sessions Judge at Mayo Hall, Bengaluru against Zoomcar India, Zoomcar, Inc. and Zoomcar Holdings, Inc. (formerly IOAC) challenging his termination, claiming damages amounting to $407,083 and claiming that 100,000 options to purchase shares of Zoomcar, Inc. have vested. On March 3, 2023, the City Civil and Sessions Judge at Mayo Hall, Bengaluru, issued an interim injunction to restrain each of Zoomcar, Inc. and Zoomcar Holdings, Inc. from “alienating or dealing” the 100,000 shares of Zoomcar, Inc. claimed by the former employee while the suit is pending. Zoomcar believes that such claims are baseless and is attempting to have the interim order vacated. In addition, Zoomcar India filed an application in the former employee’s suit, seeking that Zoomcar Holdings, Inc. be deleted from the array of parties in the suit.

(E) On January 30, 2024, the Company received a statement of arbitration claims involving warrant holders seeking damages of at least $10,000,000 purportedly arising from the alleged breaches of certain agreements between the Company and warrant holders. Additionally, the Claim requests additional amounts for attorneys’ fees and costs, as well as an order of rescission regarding the issuance of certain allegedly wrongfully dilutive shares of the Company’s stock issued in connection with the business combination or, alternatively, an order mandating a purportedly anti-dilutive issuance of additional shares of Zoomcar common stock to the warrant holders. The Court denied the temporary injunctive relief and passed an order to prevent issuance of securities to insiders and allowing Claimants to attach Company’s assets up to $3,500,000 if, and only if, located in New York. No further action has been taken as JAMS arbitration panel is yet to be appointed. The claimants have filed a case in New York County Supreme Court for seeking relief in aid of the arbitration claim to secure potential recovery. On June 18, 2024, the parties agreed to defer all further action with respect to the arbitration and associated litigation until June 18, 2025. Zoomcar is examining its legal options with respect to the Claim and the Court action. The Company believes that the claims are baseless and there was no breach of agreements as alleged.

(F) In August 2022, the Company received a complaint and a demand for trial by jury from Randall Yanker (complainant) towards non-payment of performance bonus consideration based on the consulting agreement dated May 1, 2020. The Company had entered into an agreement with the complainant for a wide range of business development services towards the growth of the Company.

The Company had terminated this agreement via an email communication to Randall Yanker on January 7, 2022 in line with the termination clause of the consulting agreement dated May 1, 2020. However, the complainant has filed a complaint seeking damages amounting to $15.9 million towards breach of contract claims, as well as costs, attorneys’ fees, and interest on the $15.9 million amount. The Company believes the claims in the complaint are baseless and violative of the applicable law. The Company has filed a motion to dismiss the case and is pending the Court’s consideration of the same. However, the Company believes the likelihood of payment of above damages is possible.

The outcome of the above legal proceedings cannot be determined at this time, and there can be no assurance as to the ultimate resolution of these matters or the potential impact on the Company’s financial position, results of operations, or cash flows. The Company will continue to monitor these proceedings closely and provide updates as necessary in future financial disclosures.